Disposals (Details) - CNY (¥)			12 Months Ended
	Jul. 31, 2023	Mar. 31, 2023	Jun. 30, 2023
Disposal [Line Items]
Equity interest		100.00%
Total consideration			¥ 20,000
Total consideration	¥ 10,000
Disposal recognized gain			¥ 13,737